Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates
The following table summarizes our investments in unconsolidated affiliates:

		Carrying Value as of
	Percentage Ownership	December 31, 2013	December 31, 2012
		(Millions)
Discovery Producer Services LLC	40%	$348	$223
Front Range Pipeline LLC	33.33%	134	—
Texas Express Pipeline	10%	96	41
Mont Belvieu Enterprise Fractionator	12.5%	26	19
Mont Belvieu 1 Fractionator	20%	16	14
CrossPoint Pipeline, LLC	50%	6	6
Other	Various	1	1
Total investments in unconsolidated affiliates		$627	$304

Earnings from Investments in Unconsolidated Affiliates
Earnings from investments in unconsolidated affiliates were as follows:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Mont Belvieu 1 Fractionator	$19	$6	$—
Mont Belvieu Enterprise Fractionator	14	5	—
Discovery Producer Services LLC	1	15	23
Texas Express	(1)	—	—
Total earnings from unconsolidated affiliates	$33	$26	$23

Equity Method Investment Summarized Financial Information, Statement of Operations
The following tables summarize the combined financial information of our investments in unconsolidated affiliates:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Statements of operations:
Operating revenue	$484	$293	$213
Operating expenses	$298	$190	$163
Net income	$186	$103	$50

Equity Method Investment Summarized Financial Information, Balance Sheet

	December 31, 2013	December 31, 2012
	(Millions)
Balance sheets:
Current assets	$182	$129
Long-term assets	2,678	1,288
Current liabilities	(276)	(75)
Long-term liabilities	(37)	(43)
Net assets	$2,547	$1,299